Long-Term Debt Long Term Debt (Schedule of Equity Units) (Detail) - USD ($) shares in Millions				1 Months Ended
		Aug. 15, 2016		Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2016	Dec. 31, 2017	May 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Mar. 31, 2016	Jul. 31, 2014
Capital Unit [Line Items]
Stock Purchase Contract Liability							$ 111,000,000		$ 212,000,000
Capital Unit, Class A
Capital Unit [Line Items]
Units Issued		28.0	[1]	12.5
Total Net Proceeds	[1]	$ 1,374,800,000
Total Long-term Debt										$ 1,400,000,000
Stock Purchase Contract Annual Rate (Percentage)	[1]	4.75%
Stock Purchase Contract Liability	[1],[2]	$ 190,600,000
Stock Purchase Settlement Date	[1]	Aug. 15, 2019
Capital Unit, Class A | Remarketable Subordinated Notes
Capital Unit [Line Items]
Units Issued				12.5	8.5	8.5
Total Long-term Debt		$ 1,400,000,000	[1]					$ 1,000,000,000			$ 550,000,000	$ 1,000,000,000
RSN Annual Interest Rate		2.00%	[1],[3]					1.50%			1.07%

[1]	The maturity dates of the $700 million Series A-1 RSNs and $700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.
[2]	Payments of $101 million and $94 million were made in 2017 and 2016, respectively, including payments for the remarketed 2013 Series A and B notes and the remarketed 2014 Series A notes. The stock purchase contract liability was $111 million and $212 million at December 31, 2017 and 2016, respectively.
[3]	Annual interest rate applies to each of the Series A-1 RSNs and Series A-2 RSNs.